Stock-based compensation	3 Months Ended
Apr. 30, 2022
Stock-based compensation
Stock-based compensation

(11) Stock-based compensation

Equity Incentive Plans

In June 2021, Skillsoft Corp adopted the 2020 Omnibus Incentive Plan (“2020 Plan”) and issued Stock Options, RSUs and PSUs to employees. The 2020 Plan provides for the grant of Incentive Stock Options, Nonqualified Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Other Equity-Based Award and Cash-Based Incentive Awards to employees, directors, and consultants of the Company. Under the 2020 Plan, 13,105,902 shares were initially made available for issuance. The 2020 Plan includes an annual increase on January 1 each year beginning on January 1, 2022, in an amount equal to 5.0% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year. The Compensation Committee may act prior to January 1 of a given year to provide that there will be no January 1 increase for such year or that the increase for such year will be a lesser number of shares of common stock than 5.0% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year. As of April 30, 2022 a total of 9,958,495 shares of common stock were available for issuance under the 2020 Plan.

Stock Options

Under the 2020 Plan all employees, directors and consultants are eligible to receive incentive share options or non-statutory share options. The options generally vest over four years and have a term of ten years. Vested options under the plan generally expire not later than 90 days following termination of employment or service or twelve months following an optionees’ death or disability. The fair value of stock options is determined on the grant date and amortized over the vesting period on a straight-line basis.

The following table summarizes the stock option activity for the three months ended April 30, 2022:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic Value
	Shares	Price	Term (Years)	(In thousands)
Outstanding, January 31, 2022	2,825,752	$10.76	9.4
Granted	—	—	—
Exercised	—	 —	—	
Forfeited	—	 —	—	
Expired	—	 —	—	
Outstanding, April 30, 2022	2,825,752	$10.76	9.2	$—
Vested and Exercisable, April 30, 2022	187,500	$10.75		$—

The total unrecognized equity-based compensation costs related to the stock options was $7.6 million, which is expected to be recognized over a weighted-average period of 3.2 years.

The grant date fair value of the stock options was determined using the Black Scholes model with the following assumptions:

Three Months Ended
April 30, 2022
Risk-free interest rates	1.0%
Expected dividend yield	—
Volatility factor	30 - 31%
Expected lives (years)	6.1
Weighted average fair value of options granted	$3.36

Restricted Stock Units

Restricted stock units (“RSUs”) represent a right to receive one share of the Company’s common stock that is both non-transferable and forfeitable unless and until certain conditions are satisfied. Restricted stock units vest ratably over a three or four-year period, subject to continued employment through each anniversary. The fair value of restricted stock units is determined on the grant date and is amortized over the vesting period on a straight-line basis.

The following table summarizes the RSU activity for the three months ended April 30, 2022:

			Weighted-	Aggregate
			Average Grant	Intrinsic Value
	Shares		Date Fair Value	(in thousands)
Unvested balance, January 31, 2022	5,091,852		$10.26
Granted	4,001,733		8.51
Vested	(166,667)		10.75	
Forfeited	(263,223)		9.39	
Unvested balance, April 30, 2022	8,663,695		$8.36	$46,351

The total unrecognized stock-based compensation costs related to RSUs was $64.2 million, which is expected to be recognized over a weighted-average period of 2.9 years.

Market-based Restricted Stock Units

Market-based restricted stock units (“MBRSUs”) vest over a four-year performance period, subject to continued employment through each anniversary and achievement of a share price threshold ($12.50 for 20 out of 30 consecutive trading days prior to the fourth anniversary). The fair value of MBRSUs that include vesting based on market conditions are estimated using the Monte Carlo valuation method. Compensation cost for these awards is recognized based on the grant date fair value which is recognized over the vesting period using the accelerated attribution method.

The following table summarizes the MBRSU activity for the three months ended April 30, 2022:

		Weighted-	Aggregate
		Average Grant	Intrinsic Value
	Shares	Date Fair Value	(in thousands)
Unvested balance, January 31, 2022	1,095,978	$8.43
Granted	304,821	7.54
Vested	—	 —	
Forfeited	(94,736)	 7.33	
Unvested balance, April 30, 2022	1,306,063	$7.55	$6,987

The total unrecognized stock-based compensation costs related to MBRSUs was $6.2 million, which is expected to be recognized over a weighted-average period of 1.5 years.

Performance-based Restricted Stock Units

The Company issued 49,876 performance-based restricted stock units that have a grant-date fair value of $0.5 million during the period from June 12, 2021 to January 31, 2022. Of the 49,876 performance-based restricted stock units, 12,500 shares were vested and 12,500 shares were canceled on January 31, 2022. The remaining 24,876 shares will vest upon the achievement of specified corporate goals. There was no stock-based compensation expense recognized for the remaining 24,876 shares in the three months ended April 30, 2022 as the corporate goals were not achieved before April 30, 2022.

Stock-based Compensation Expense

The following summarizes the classification of stock-based compensation in the condensed consolidated statements of operations (in thousands):

	Successor	Predecessor (SLH)
	Three Months	Three Months
	Ended	Ended
	April 30, 2022	April 30, 2021
Cost of revenues	$13	$—
Content and software development	1,575	—
Selling and marketing	1,477	—
General and administrative	5,427	—
Total	$8,492	$—

The stock-based compensation for the three months ended April 30, 2022 includes $1.6 million of fair value adjustment for the cash consideration exceeded the fair value of the legacy Codecademy options, which is classified as a post-combination expense.